Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

In 2020, Victor Huang and Derek Xu, the Founders, officers and directors of the Company, borrowed $3,000,000 (“shareholder advances”) from Airship. As of December 31, 2022, the Company was owed $1,100,000 by the Founders. Due to the lack of certainty over the payment of interest, the Company will record when received. Due to the uncertainty of the timing of payment, the advances will be treated as a long-term asset. The shareholders’ advances bear interest at 5% and during the nine months ended September 30, 2023 and 2022 no interest was paid. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and the $1,100,000 owed by the Founders to the Company was eliminated.

As of December 31, 2022, Zeppelin had received from the Company $1,095,000 in cash advances to fund operations which commenced in 2021. These advances between the companies are eliminated in the consolidated balance sheet. As of December 31, 2022, Zeppelin owes the Founders $1,100,000 for funds they have provided for the commencement of operations in 2021. The balance was not expected to be paid in the next year and was treated as long term liabilities. On February 28, 2023 in connection with the transfer of the Zeppelin ownership from the shareholders to the Company, the $1,100,000 Payable to the founders was eliminated.

Mr. Huang and Mr. Xu originally owned all the Zeppelin membership units. When Zeppelin started, their intent was exploring the technology in-development and determining value for external customers by providing cloud based back-end products. After a period of time for Zeppelin’s development it became apparent these efforts would be of value and accretive to the Company. In 2022, the Company began utilizing research and development personnel to further develop the Company’s products. On February 28, 2023, the Founders transferred its interest in Zeppelin to the Company

The Company sold a vehicle to a founder on March 30, 2021 for a promissory note in the amount of $80,000. The note has a simple interest rate of 4%, compounded annually, computed daily based on a 360-day year with principal and interest due in March 2023. Interest payments are due annually. The promissory note and interest of $84,844 was repaid during the year ended December 31, 2022.

A condominium in Juanita Beach, Washington was sold to a founder on May 5, 2021 for a secured promissory note in the amount of $750,000. The note has interest of 4% per annum, computed on the diminishing principal balance. Interest commenced on the closing with the first payment due on the first of each month after closing. The note is to be paid in full on or before 24 months from the date of the note. Interest payments are due annually. The promissory note and interest of $794,917 was repaid during the year ended December 31, 2022.

The Company sold the vehicle and the condominium to the founders and recorded a loss of $31,721 on the date of the sale. The Company recorded notes receivable-related parties of $830,000 and accrued interest at 4% of $24,585 as of December 31, 2021. The Company had previously acquired these assets for which the founders were using for a combination of business and personal use.

Advances

During the year ended December 31, 2022, Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the nine months ended September 30, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of September 30, 2023. The advances are noninterest bearing and the Company expects to pay the balance off within a one year period.

Warrants to Purchase Common Stock

On May 8, 2023, the Company issued warrants to purchase common to Victor Huang and Derek Xu for 765,000 shares to each of the founders. The warrants were valued at $2,136,115 based on the exercise price of $3.12, the fair market stock price of $3.33, a five year term, a volatility of 39.4% and interest of 3.41%. The warrants were recorded as stock-based compensation expense and as additional paid in capital. All warrants are fully vested as they were issued for services performed and had an aggregate intrinsic value of $321,300.

10. Related Party Transactions

In 2020, Victor Huang and Derek Xu, the Founders, officers and directors of the Company, borrowed $3,000,000 (“shareholder advances”) from Airship. As of December 31, 2022 and 2021, the Company was owed $1,100,000 by the Founders. Due to the lack of certainty over the payment of interest, the Company will record when received. The shareholders advances bear interest at 5% and during 2022 and 2021 no interest was paid. On February 28, 2023, the Founders transferred its interest in Zeppelin Worldwide, LLC and its subsidiary, Zeppelin Taiwan, Ltd. To the Company.

During the years ended December 31, 2022 and 2021, Zeppelin received from the Company an additional $1,095,000 and $590,000 in cash advances to fund operations which commenced in 2021. These advances between the companies are eliminated in the consolidated balance sheet. As of December 31, 2022 and 2021, Zeppelin owes the Founders $1,100,000 for funds they have provided for the commencement of operations. These balances are not expected to be paid in the next year and are treated as long term liabilities.

Mr. Huang and Mr. Xu own all the Zeppelin membership units. When Zeppelin started, their intent was exploring the technology in-development and determining value for external customers by providing cloud based back-end products. After a period of time for Zeppelin’s development it became apparent these efforts would be of value and accretive to the Company. In 2022, the Company began utilizing research and development personnel to further develop the Company’s products.

The Company sold a vehicle to a founder on March 30, 2021 for a promissory note in the amount of $80,000. The note has a simple interest rate of 4%, compounded annually, computed daily based on a 360-day year with principal and interest due in March 2023. Interest payments are due annually. The promissory note and interest of $84,844 was repaid during the year ended December 31, 2022.

A condominium in Juanita Beach, Washington was sold to a founder on May 5, 2021 for a secured promissory note in the amount of $750,000. The note has interest of 4% per annum, computed on the diminishing principal balance. Interest commenced on the closing with the first payment due on the first of each month after closing. The note is to be paid in full on or before 24 months from the date of the note. Interest payments are due annually. The promissory note and interest of $794,917 was repaid during the year ended December 31, 2022.

The Company sold the vehicle and the condominium to the founders and recorded a loss of $31,721 on the date of the sale. The Company recorded notes receivable-related parties of $830,000 and accrued interest at 4% of $24,585 as of December 31, 2021. The Company had previously acquired these assets for which the founders were using for a combination of business and personal use.

Advances

During the year ended December 31, 2022, Mr. Huang and Mr. Xu advanced the Company $1,900,000 and were repaid $1,300.000, with $600,000 recorded as advances from founders as of December 31, 2022.